SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Allowance for doubtful receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Guarantee | Variable Interest Entity
Principal accounting policies:
Guarantor obligations, maximum exposure	$ 25,257	$ 5,912
Prepaid expenses and other current assets
Principal accounting policies:
Allowance for credit losses	$ 1,873	$ 1,409